Risk Management Policy	12 Months Ended
Dec. 31, 2020
RISK MANAGEMENT POLICY
Risk Management Policy

22.  RISK MANAGEMENT POLICY

The Group companies follow the guidelines of the Risk Management Control System (SCGR) defined at  the parent level (Enel SpA), which establishes rules for managing risks through the respective standards, procedures, systems, etc., applicable to the different levels of the Group companies, in the ongoing business risk identification, analysis, evaluation, treatment, and communication processes. These are approved by the Enel SpA Board of Directors, which includes a Risk and Controls Committee responsible for supporting the Enel Chile Board’s evaluation and decisions regarding internal control and risk management system, as well as those related to the approval of periodic financial statements.

To comply with this, each company has its own specific Control Management and Risk Management policy, which is reviewed and approved at the beginning of each year by the Enel Chile Board of Directors, observing and applying all local requirements in terms of the risk culture.

The Company seeks protection against all risks that could affect the achievement of the business objectives. In January 2020, a new risk taxonomy has been approved for the Enel Group, which considers 6 macro-categories and 37 sub-categories.

The Enel Group risk management system considers three lines of action (defense) to obtain effective and efficient risk management and controls. Each of these three “lines” plays a different role within the organization's broader governance structure (Business and Internal Control areas acting as the first line, Risk Control as the second line, and Internal Audit as the third line of defense). Each line of defense has the obligation to report to and keep upper Management and the Directors up-to-date on risk management. In this sense, the first and second lines of defense report to upper Management, and the second and third lines report to the Board of Directors.

Within each of the Group's companies, the risk management is decentralized. Each manager responsible for the operating process in which the risk arises is also responsible for treating the risk and adopting risk control and mitigation measures.

22.1 Interest rate risk

Changes in interest rates affect the fair value of assets and liabilities bearing fixed interest rates, as well as, the expected future cash flows of assets and liabilities subject to floating interest rates.

The objective of managing interest rate risk exposure is to achieve a balance in the debt structure to minimize the cost of debt with reduced volatility in profit or loss.

The comparative structure of the Group's financial debt, according to the fixed and/or protected interest rate on gross debt, after the contracted derivatives, is the following:

	For the years ended December 31,
	2020	2019
	%	%
Fixed interest rate	99%	98%

Depending on the Group's estimates and the objectives of the debt structure, hedging transactions are conducted by entering into derivative contracts to mitigate these risks.

Risk control through specific processes and indicators allows companies to limit possible adverse financial impacts and, at the same time, optimize the debt structure with an adequate degree of flexibility. In this sense, the volatility that characterized the financial markets during the first phase of the pandemic, in many cases went back to pre-COVID-19 levels and was offset by effective risk mitigation actions using derivative financial instruments.

22.2 Exchange rate risk

Exchange rate risks involve basically the following transactions:

-	Debt taken on by the Group’s companies that is denominated in a currency other than the currency in which its cash flows are indexed.
-	Payments to be made in a currency other than that in which its cash flows are indexed for the acquisition of project-related materials and for corporate insurance policies.
-	Income in Group companies directly linked to changes in currencies other than the currency of its cash flows.

In order to mitigate foreign currency risk, the Group seeks to maintain a balance between flows indexed to US$ or local currencies, if any, and the levels of assets and liabilities denominated in such currencies. The objective is to minimize the exposure to variability in cash flows that are attributable to foreign exchange risk.

The hedging instruments currently being used to comply with the policy are currency swaps and forward exchange contracts.

During the last quarter of 2020, exchange rate risk management continued in the context of complying with the previously mentioned risk management policy, without difficulty to access the derivatives market. It should be noted that the volatility that characterized the financial markets during the first phase of the pandemic, in many cases went back to pre-COVID-19 levels and was offset by risk mitigation actions through derivative financial instruments.

17.3	Commodities risk

The Group has a risk exposure to price fluctuations in certain commodities, basically due to:

      - Purchases of fuel used to generate electricity.

      - Energy purchase/sale transactions that take place in local markets.

To reduce the risk in situations of extreme drought, the Group has designed a commercial policy that defines the levels of sales commitments in line with the capacity of its generating power plants in a dry year. It also includes risk mitigation terms in certain contracts with unregulated customers and with regulated customers subject to long-term tender processes, establishing indexation polynomials that allow for reducing commodities exposure risk.

Considering the operating conditions faced by the power generation market, with drought and highly volatile commodity prices on international markets, the Company is constantly evaluating the use of hedging to minimize the impacts that these price fluctuations have on its results.

As of December 31, 2020, there were current transactions for 1,782 kBbl from Brent to be settled in 2021 and 16.8 Tbtu from Henry Hub to be settled in 2021.

As of December 31, 2019, there were current transactions for 1,412 kTon from API2 to be settled in 2020,  1,059 kBbl from Brent to be settled in 2020, and 4.79 TBtu from HH to be settled in 2020.

Depending on the Group’s permanently updated operating conditions, these hedges may be modified, or include other commodities.

Thanks to the mitigation strategies implemented, the Group was able to minimize the effects of basic product price volatility on the results of the fourth quarter of 2020.

22.4 Liquidity risk

The Group maintains a liquidity risk management policy that consists of entering into long-term committed banking facilities and temporary financial investments for amounts that cover the projected needs over a period of time that is determined based on the situation and expectations for debt and capital markets.

The projected needs mentioned above include maturities of financial debt net of financial derivatives. For further details regarding the features and conditions of financial obligations and financial derivatives (see Notes 20 and 23).

As of December 31, 2020, the Group recorded liquidity in the amount of ThCh$ 332,036,013 in cash and cash equivalents and ThCh$140,643,000 in unconditionally available long-term lines of credit. As of December 31, 2019, the Group recorded liquidity of ThCh$235,684,500 in cash and cash equivalents and ThCh$146,268,500 in unconditionally available long-term lines of credit.

22.5 Credit risk

The Group closely monitors its credit risk.

Trade receivables:

The credit risk for receivables from the Group’s commercial activity has historically been very low, due to the short-term period of collections from customers, resulting in non-significant cumulative receivables amounts. This situation applies to the electricity generating and distribution lines of business.

In the Company’s electricity generating business, regulations allow disconnecting the energy service to customers in payment default, and most contracts have termination clauses for payment default. The Company monitors its credit risk on an ongoing basis and measures quantitatively its maximum exposure to payment default risk, which, as stated above, is very low.

In the Company’s electricity distribution company, the disconnection of energy service to customers in payment default is applied in accordance with current regulations. This improves the ease of the process for evaluating and controlling credit risk, which is also limited. However, the action to disconnect energy service to customers recording payment default was suspended  by Enel Distribución Chile from March 2020 to support its most vulnerable customers, and subsequently, to comply with Law No. 21,249 and Law No. 21,301 which were enacted in August 2020 and December 2020, respectively, and will remain in force until May 2021 (see Note 4.b.iv).

Regarding the impact of COVID-19, the results of specific internal analyses did not reveal significant statistical correlations between the main economic indicators (GDP, unemployment rate, etc.) and solvency. However, impairment losses have increased in 2020 as a consequence of an increase in expected credit losses from counterparties (see Notes 3.g.3 and 9.d).

Financial assets:

Cash surpluses are invested in the highest-rated local and foreign financial entities (with risk rating equivalent to investment grade where possible) with thresholds established for each entity.

Banks that have received investment grade ratings from the three major international rating agencies (Moody’s, S&P, and Fitch) are selected for making investments.

Investments may be supported through Chilean treasury bonds and/or commercial paper issued by the highest rated banks; the latter are preferable as they offer higher returns (always in line with current investment policies).

It is noted that the downturn in the macroeconomic scenario due to COVID-19 had no significant impact on counterparties’ credit quality.

22.6 Risk measurement

The Group measures the Value at Risk (VaR) of its debt positions and financial derivatives, in order to monitor the risk assumed by the company, thereby reducing volatility in the income statement. The portfolio of positions included for purposes of calculating the present VAR include:

-	Financial debt.
-	Hedge derivatives for debt.

The VaR determined represents the potential variation in value of the portfolio of positions described above in a quarter with a 95% confidence level. To determine the VaR, we take into account the volatility of the risk variables affecting the value of the portfolio of positions, including:

-	U.S. dollar LIBOR interest rate.
-	The exchange rates of the various currencies used in the calculation.

The calculation of VaR is based on generating possible future scenarios (at one quarter) of market values of the risk variables based on scenarios based on real observations for the same period (at one quarter) during five years.

The quarter 95% confidence VaR number is calculated as the 5% percentile most adverse of the quarterly possible fluctuations.

Taking into consideration the assumptions previously described, the quarter VaR of the previously discussed positions was ThCh$308,778,352.

This value represents the potential increase of the Debt and Derivatives’ Portfolio, thus these VaR are inherently related, among other factors, to the Portfolio’s value at each quarter end.